EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on July 3, 2012 (Accession No. 0001193125-12-293486), to the Prospectus dated May 1, 2012, for Cohen & Steers Institutional Realty Shares, Inc.